UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form

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1.         Name and address of issuer:
                Fremont Mutual Funds, Inc.
                333 Market Street, Suite 2600
                San Francisco, CA 94105
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2.         The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.         Investment Company Act File Number:               811-5632


           Securities Act File Number:                       333-23453
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4(a).      Last day of fiscal year for which this Form is filed:

           October 31, 1997
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4(b).      |_| Check box  if this Form is  being filed  late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


           Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).      |_| Check box if this is the last time the issuer will be filing this
           Form.

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5.         Calculation of registration fee:

           (i)   Aggregate  sale  price of  securities  sold
                 during the fiscal year  pursuant to section
                 24(f):                                           $2,082,774,346
                                                                 ---------------
           (ii)  Aggregate  price of securities  redeemed or
                 repurchased during the fiscal year:
                                                   $1,642,215,013
                                                  ---------------

           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that  were not  previously  used to  reduce
                 registration    fees    payable    to   the
                 Commission:
                                                               $0
                                                  ---------------

           (iv)  Total  available  redemption  credits  [add
                 Items 5(ii) and 5(iii)]:                         $1,642,215,013
                                                                 ---------------

           (v)   Net  sales - if Item 5(i) is  greater  than
                 Item 5(iv)  [subtract  Item 5(iv) from Item
                 5(i)]:                                             $440,559,333
                                                                 ---------------

           (vi) Redemption Credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                              $0
                                                  --------------

           (vii) Multiplier for determining registration fee
                 (See Instruction C.9):                               0.00029500
                                                                 ---------------

           (viii)Registration  fee due  [multiply  Item 5(v)
                 by  Item  5(vii)]  (enter  "0" if no fee is
                 due):                                               $129,965.00
                                                                 ===============

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6.         Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                           . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________ .
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7.         Interest due - if  this Form is  being filed more than 90  days after the end of the issuer's fiscal year (see Instruction D):

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8.         Total of the amount of the registration fee due plus any interest due
           [line 5(viii)plus line7]:

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9.         Date the  registration  fee and any interest  payment was sent to the
           Commission's lockbox depository:

           Date: 1/28/98                   CIK Number:    837389

           Method of Delivery:
                              |X| Wire Transfer
                              |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    Robert M. Slotky
                          -----------------------------------------
                             Assistant Treasurer
                          -----------------------------------------

Date       1/28/98
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   *Please print the name and title of the signing officer below the signature